Marketable securities (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Marketable Securities	R$ 8,503,950	R$ 13,363,511
Current	8,087,850	12,971,547
Non-Current	416,100	391,964
Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	7,388,765	13,293,256
Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,115,185	70,255
Private Funds | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.30%
Private Funds | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 366,299	552,635
Private Securities | CDI/IPCA
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	6.10%
Private Securities | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,260,384	1,203,776
Private Securities (CDBs) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.60%
Private Securities (CDBs) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 5,020,743	11,144,881
CDBs - Escrow Account | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	101.76%
CDBs - Escrow Account | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 416,100	391,964
Time Deposits | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 1,098,578
Time Deposits | Foreign countries | Fixed
Disclosure of financial assets [line items]
Average yield p.a. %	5.02%
Other | Foreign countries
Disclosure of financial assets [line items]
Marketable Securities	R$ 16,607	R$ 70,255
Other (Restricted financial investment) | CDI
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	99.30%
Other (Restricted financial investment) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 23,846
Public Securities - Instituto de Crédito Oficial (ICO) | Fixed
Disclosure of financial assets [line items]
Percentage of basis used to calculate interest rate	12.80%
Public Securities - Instituto de Crédito Oficial (ICO) | Country of domicile
Disclosure of financial assets [line items]
Marketable Securities	R$ 301,393